Trade Receivables	12 Months Ended
Mar. 31, 2025
Trade Receivables [Abstract]
TRADE RECEIVABLES

NOTE 6 - TRADE RECEIVABLES

Trade receivables consisted of the following:

	March 31, 2025	March 31, 2024
Accounts receivable	$27,892,998	$6,178,791
Less: allowance for doubtful accounts	(110,293)	(164,280)
Accounts receivable, net	$27,782,705	$6,014,511
Note receivable	29,108	-
Trade accounts receivable	27,811,813	6,014,511